Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 09, 2024	Dec. 11, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Dividends declared per share (in CAD per share)	$ 0.06
Series A
Disclosure of classes of share capital [line items]
Total dividends declared			$ 7	$ 7
Dividends declared per share (in CAD per share)		$ 0.17981
Series B
Disclosure of classes of share capital [line items]
Total dividends declared			$ 4	4
Dividend rate on preference shares			2.03%
Dividends declared per share (in CAD per share)		0.33972
Series C
Disclosure of classes of share capital [line items]
Total dividends declared			$ 15	15
Dividends declared per share (in CAD per share)		0.36588
Series D
Disclosure of classes of share capital [line items]
Total dividends declared			$ 2	2
Dividend rate on preference shares			3.10%
Dividends declared per share (in CAD per share)		0.40568
Series E
Disclosure of classes of share capital [line items]
Total dividends declared			$ 15	15
Dividends declared per share (in CAD per share)		0.43088
Series G
Disclosure of classes of share capital [line items]
Total dividends declared			9	8
Dividends declared per share (in CAD per share)		$ 0.42331
Preferred Shares
Disclosure of classes of share capital [line items]
Total dividends declared			$ 52	$ 51